Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Earnings	$ (545,814)	$ (290,085)	$ 235,240	$ 1,028,280
Noncash Items Included in Net Earnings:
Deferred Income Taxes (Credit)	(174,400)	(76,526)	(113,000)
Depreciation and Amortization	144,253	84,448	446,713	222,087
Gain on Extinguishment of Debt			(770,062)
Intangible Asset - Customer List Impairment	64		63,204
Reduction in Wildman Earn-Out Payment	(215,360)		(611,757)
Stock-Based Compensation	118,692		153,205
(Increase) Decrease In:
Accounts Receivable	(861,952)	1,662,666	(3,303,188)	(563,047)
Due From Wildman		(279,283)		138,561
Inventory	(916,666)	(288,608)	(2,731,743)	(390,879)
Prepaid Corporate Taxes			(87,459)
Prepaid Expenses	126,100	(111,135)	(500,886)	260,798
Deposits	(538,244)	214,495	25,516	(323,202)
Increase (Decrease) In:
Accounts Payable and Accrued Expenses	(980,731)	(516,555)	1,715,563	(934,281)
Accrued Payroll and Related	(125,895)	57,538	(185,056)	145,794
Corporate Income Taxes Payable			(231,980)	75,164
Unearned Revenue	1,064,773	(272,155)	157,381	201,276
Rewards Program Liability	10,000,000	(129,392)	(129,392)	(1,895,849)
Sales Tax Payable	3,924	(16,738)	33,814	44,831
Net cash provided by operating activities	7,098,744	38,670	(5,833,887)	(1,990,467)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to Intangible Assets - Customer Lists	(540,290)
Additions to Property and Equipment	(87,624)	(123,084)	(388,948)	(176,465)
Net cash provided by in investing activities	(627,914)	(123,084)
New Borrowings:
Note Payable - Line of Credit		1,400,000	5,725,000	4,680,000
Long-Term Debt				919,962
Debt Reduction:
Note Payable - Line of Credit		(1,400,000)	(7,375,000)	(5,180,000)
Long-Term Debt			(149,900)
Change in Due To/From Stockholder		(48,717)	6,748	(44,055)
Proceeds from IPO Stock Issuance, Net			17,945,151
Proceeds from PIPE Stock Issuance, Net			19,779,051
Proceeds from Warrants Exercised	1,307,362		1,871,218
Net cash provided by financing activities	1,307,362	(48,717)	37,802,268	375,907
NET INCREASE (DECREASE) IN CASH	7,778,192	(133,131)	31,579,433	(1,791,025)
CASH - BEGINNING	32,226,668	647,235	647,235	2,438,260
CASH - ENDING	40,004,860	514,104	32,226,668	647,235
Cash Paid During The Period For:
Interest	3,731	12,862	136,661	49,457
Income Taxes	76,073		$ 360,906	347,072
Schedule of Noncash Investing and Financing Transactions:
Cost of Intangible Asset - Customer List	2,275,290			2,253,690
G.A.P. Contingent Earn-Out	(1,635,000)			(2,253,690)
Restricted Stock	(100,000)
Cash Used for Purchase of Intangible Asset - Customer List	540,290
Cost of Inventory	91,096			649,433
Note Payable - Wildman				(162,358)
Working Capital	941,919
Additional Acquisition Costs in AP	(62,433)
Cash Used for Purchase Inventory and Working Capital	$ 970,582			$ 487,075